DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES - Additional Information (Details) - plant		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2026
WRB Refining LP
Disclosure of operating segments [line items]
Share of equity investment	50.00%
Canadian Refining | Downstream
Disclosure of operating segments [line items]
Number of ethanol plants		2